Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value of Held to Maturity Securities

The carrying value, excluding gross unrealized holding loss and fair value of held-to-maturity securities on September 30, 2023 and December 31, 2022 are as follows:

	Carrying Value as of September 30, 2023	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2023
Money Market Funds	14,317,173	—	—	14,317,173
	$14,317,173	$—	$—	$14,317,173
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
U.S. Treasury Securities (matures November 25, 2022)	18,276,649	—	217	18,276,866
	$18,276,649	$—	$217	$18,276,866
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2022 and 2021, are as follows:
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
U.S. Treasury Securities (matures May 25, 2023)	18,276,649	—	217	18,276,866
	$18,276,649	$—	$217	$18,276,866
	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities (matures February 24, 2022)	140,404,628	—	(1,142)	140,403,486
	$140,404,628	$—	$(1,142)	$140,403,486

Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled

As of September 30, 2023 and December 31, 2022, the Class A common stock reflected on the balance sheet is reconciled in the following table:

Gross Proceeds	$138,312,300
Proceeds allocated to equity rights	(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption	(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	12,344,937
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2021)	140,386,985
Less:
Redemptions of Class A common stock	(125,587,180)
Plus:
Remeasurement of carrying value to redemption value	3,483,582
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2022)	18,283,387
Plus:
Remeasurement of carrying value to redemption value	120,011
Contingently redeemable Class A common stock subject to possible redemption (March 31, 2023)	18,403,398
Plus:
Remeasurement of carrying value to redemption value	179,029
Contingently redeemable Class A common stock subject to possible redemption (June 30, 2023)	18,582,427
Plus:
Remeasurement of carrying value to redemption value	80,919
Less:
Redemptions of Class A common stock	(4,209,931)
Contingently redeemable Class A common stock subject to possible redemption (September 30, 2023)	$14,453,415

Schedule of Basic and Diluted Loss Per Common Share

The basic and diluted (loss) income per common stock is calculated as follows:

	For the Three Months Ended September 30, 2023	For the Three Months Ended September 30, 2022	For the Nine Months Ended September 30, 2023	For the Nine Months Ended September 30, 2022
Common stock subject to possible redemption
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$(90,598)	$76,217	$(210,687)	$40,860
Denominator:
Weighted average Class A common stock subject to possible redemption, basic and diluted	1,328,809	14,645,135	1,526,615	14,645,135
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemptions	$(0.06)	$0.01	$(0.14)	$0.00

Non-redeemable common stock
Numerator:
Net (loss) income allocable to Class A and Class B non-redeemable common stock	$(291,245)	$17,995	$(589,534)	$9,647
Denominator:
Weighted average non-redeemable common stock, basic and diluted	4,271,712	3,457,807	4,271,712	3,457,807
Basic and diluted net (loss) income per share, Class A and Class B non-redeemable common stock	$(0.06)	$0.01	$(0.14)	$0.00
The basic and diluted loss per common stock is calculated as follows:
	For the Year Ended December 31, 2022	For the Period From February 25, 2021 (Inception) Through December 31, 2021
Common stock subject to possible redemption
Numerator:
Net income (loss) allocable to Class A common stock subject to possible redemption	$46,938	$(589,818)
Denominator:
Weighted Average Class A common stock, basic and diluted	12,204,321	7,700,506
Basic and Diluted net income (loss) per share, Class A common stock	$0.00	$(0.08)

Non-redeemable common stock
Numerator:
Net income (loss) allocable to Class B common stock	$13,299	$(244,269)
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	3,457,807	3,189,105
Basic and diluted net income (loss) per share, common stock	$0.00	$(0.08)

Schedule of Class A common stock reflected on the balance sheet are reconciled	As of December 31, 2022 and 2021, the Class A common stock reflected on the balance sheets are reconciled in the following table:
Gross Proceeds	$138,312,300
Proceeds allocated to equity rights	(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption	(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	12,344,937
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2021)	140,386,985
Less:
Redemptions of Class A common stock	(125,587,180)
Plus:
Remeasurement of carrying value to redemption value	3,483,582
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2022)	$18,283,387